Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of current and deferred portions of income tax expense

	For the years ended December 31,
	2020	2021	2022
Current income tax expense	2,784	3,445	375
Deferred tax benefits	(1,151)	(905)	(11,557)
Income tax expense/(credit)	1,633	2,540	(11,182)

Schedule of deferred tax assets and liabilities

	As of December 31,
	2021	2022
Deferred tax assets
Tax losses carried forward (Note (i))	4,410	9,438
Share-based payments	931	720
Temporary difference on deferred income	254	—
Less: Valuation allowance (Note (ii))	(4,410)	(9,438)
	1,185	720
Deferred tax liabilities
Acquired intangible assets	(12,993)	(158)
Outside basis difference (Note (iii))	(356)	(1,140)
Others	(29)	(28)
	(13,378)	(1,326)

Note: (Continued)

(i)	Tax loss carried forward (Continued)

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2018 to 2022 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2021 and 2022.

(ii)	Valuation allowance

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

(iii)	Outside basis difference

The deferred tax liabilities are recorded for the undistributed earnings in the Group’s VIE and its subsidiaries in the PRC of US$1,422 and US$4,558 as of December 31, 2021 and 2022, respectively.

Schedule of operating tax loss carry forwards expiring years

2023	167
2024	751
2025	4,854
2026	8,183
2027	21,857
Tax loss with no expiry	11,259
47,071

Schedule of movement of valuation allowance

	For the years ended December 31,
	2020	2021	2022
Beginning balance	5,923	4,365	4,410
Additions	1,144	2,768	6,105
Reversals (Note)	(2,702)	(2,723)	(1,077)
Ending balance	4,365	4,410	9,438

Schedule of reconciliation between expense of income taxes

	For the years ended December 31,
	2020	2021	2022
Tax benefit calculated at statutory tax rates (Note i)	(3,291)	(3,488)	(53,491)
Effect of differences between statutory tax rates and foreign effective tax rates	4,513	1,746	7,759
Non-taxable other income	(627)	(348)	(249)
Non-deductible expenses (Note ii)	3,202	4,783	29,167
Valuation allowance	(1,558)	44	5,028
Outside basis difference (Note iii)	(400)	(186)	783
Additional deduction of research and development expenses (Note iv)	(270)	(125)	(465)
Others	64	114	286
Income tax expense/(credit)	1,633	2,540	(11,182)

Note:

(i)	The Group’s major operation was conducted out of the PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2020, 2021 and 2022.
(ii)	Non-deductible expenses were mainly related to allowance for credit losses, share-based compensation expenses, fair value losses on derivative liabilities, convertible notes, impairment on long-term investments, impairment on goodwill and long-lived assets.
(iii)	Outside basis difference is related to undistributed earnings in the Group’s VIE and its subsidiaries in the PRC (Note 23(e)(iii)).
(iv)	According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, companies engaged in research and development activities are entitled to claim ranging from 150% to 175% of the research and development expenses so incurred in a period as tax deductible expenses in determining its tax assessable profits for that period. Certain PRC subsidiaries of the Company have applied such additional deduction for the year ended December 31, 2022.